Defiance Daily Target 2X Long HIMS ETF
Schedule of Investments
July 31, 2026 (Unaudited)
SHORT-TERM INVESTMENTS - 22.6%
Money Market Funds - 11.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	5,654,286	$5,654,286

U.S. Treasury Bills - 11.6%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	5,950,000	5,935,720

TOTAL SHORT-TERM INVESTMENTS (Cost $11,588,704)		11,590,006

TOTAL INVESTMENTS - 22.6% (Cost $11,588,704)		$11,590,006
Other Assets in Excess of Liabilities - 77.4%		39,736,490
TOTAL NET ASSETS - 100.0%		$51,326,496

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Long HIMS ETF
Schedule of Total Return Swaps Contracts
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 34.7%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Hims & Hers Health, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 13.00%	Termination(c)	10/01/2026	$10,691,450	$5,101,250
Hims & Hers Health, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 22.50%	Termination(c)	09/08/2028	11,878,312	1,291,897
Hims & Hers Health, Inc.	Clear Street LLC	Receive	OBFR + 5.00%	Termination(d)	01/11/2028	8,592,788	—
Hims & Hers Health, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 13.00%	Termination(d)	03/18/2033	9,997,200	2,514,817
Hims & Hers Health, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Termination(b)	10/01/2026	9,302,950	838,832
Hims & Hers Health, Inc.	Morgan Stanley & Co., Inc.	Receive	OBFR + 21.00%	Termination(f)	04/11/2031	30,408,150	3,628,060
Hims & Hers Health, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 12.00%	Termination(e)	02/01/2027	11,108,000	—
Hims & Hers Health, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 17.50%	Termination(a)	03/31/2033	10,413,750	4,460,432
							17,835,288

Net Unrealized Appreciation (Depreciation)							17,835,288

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(f)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.